Vanguard International Dividend Appreciation Index Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	60 Months Ended	118 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Spliced S&P Global Ex-U.S. Dividend Growers Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.37%	5.49%	8.72%
S&P Global Ex-U.S. Dividend Growers Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.37%
S&P Global Ex-U.S. BMI (USD) (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.20%	4.98%	6.48%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.27%	5.36%	8.50%
Performance Inception Date	Mar. 02, 2016
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.80%	4.65%	7.92%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.15%	4.11%	6.85%